Description of the Business (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of Reportable Segments | segment		1
Cash and cash equivalents	$ 79,733	$ 79,733	$ 90,626
Net income (loss)	25,900	25,876	11,156	$ (36,919)
Accumulated deficit	$ (322,106)	$ (322,106)	$ (346,818)
CM Partners, LLC
Percentage of membership interests acquired	100.00%	100.00%